Fixed Assets	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Fixed Assets
10.	FIXED ASSETS
Fixed assets consist of:

	2023	2022
Cost
Land	$188	$181
Buildings	3,014	2,740
Machinery and equipment	19,226	17,258

	22,428	20,179
Accumulated depreciation
Buildings	(1,394)	(1,310)
Machinery and equipment	(11,416)	(10,696)

	$9,618	$8,173

Included in the cost of fixed assets are constructio
n in
progress expenditures of $2.6 billion
[2022 - $1.5 billion]
that have not been depreciated.